FUTURE MINIMUM RENTS (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Future Contracted Minimum Rental Revenue
The following table sets forth future contracted minimum rents from tenants within the Triple Net Lease Properties segment, excluding contingent payment escalations, as of December 31, 2017:

Years Ending December 31
2018	$82,398
2019	85,240
2020	88,180
2021	91,222
2022	94,370
Thereafter	887,592
Total future minimum rents	$1,329,002